Real Estate - Major Components of Assets and Liabilities Related to Real Estate Held for Sale (Details) - Griffin Capital Essential Asset REIT, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets	$ 2,711	$ 2,959
Total liabilities	293	537
Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate	3,575	3,575
Less: accumulated depreciation and amortization	(868)	(794)
Total real estate, net	2,707	2,781
Other assets	4	178
Total assets	2,711	2,959
Accrued expenses and other liabilities	288	527
Accrued expenses and other liabilities	5	10
Total liabilities	293	537
Land | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate	589	589
Building and improvements | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate	2,493	2,493
Tenant origination and absorption costs | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate	$ 493	$ 493